Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Nature of Related Parties
(a)	Nature of related parties that do not control or controlled by the Group:

Name of related party	Relationship with the Group
Eastern Air Finance Company	Associate of the Company
Eastern Aviation Import & Export Co., Ltd. and its subsidiaries (“Eastern Import & Export”)	Associate of the Company
Shanghai P&W	Associate of the Company
Eastern Advertising	Associate of the Company
Collins Aviation	Associate of the Company
CAE Melbourne	Joint venture of the Company
Wheels & Brakes	Joint venture of the Company
Technologies Aerospace	Joint venture of the Company
China Kaiya	Joint venture of the Company
Shanghai Hute	Joint venture of the Company
CEA Development Co., Limited and its subsidiaries (“CEA Development”)	Controlled by the same parent company
China Eastern Air Catering Investment Co., Limited and its subsidiaries (“Eastern Air Catering”)	Controlled by the same parent company
CES International Financial Leasing Corporation Limited and its subsidiaries (“CES Lease Company”)	Controlled by the same parent company
Shanghai Eastern Airlines Investment Co., Ltd. (“Eastern Investment”)	Controlled by the same parent company
Shanghai Eastern Airlines Logistics Co., Ltd. and its subsidiaries (“Eastern Logistics”) (note)	Controlled by the same parent company
Eastern Airlines Industry Investment Company Limited (“Eastern Airlines Industry Investment”)	Controlled by the same parent company
TravelSky Technology Limited (“TravelSky”)	A director and vice president of the Company is a director of Travelsky
China Aviation Supplies Holding Company and its	A director and vice president of the
subsidiaries (“CASC”)	Company is a director of CASC
Air France-KLM Group (“AFK”)	A director and vice president of the Company is a director of AFK

Summary of Related Party Transactions
(b)	Related party transactions

			Income or receipts/
			(expense or payments)
		Pricing policy	2017	2016
Nature of transaction decision	Related party	and process	RMB million	RMB million
Interest income on deposits	Eastern Air Finance Company	(iv)	29	23
Interest expense on loans	Eastern Air Finance Company	(iv)	(2)	(10)
	CEA Holding	(iv)	(1)	(1)
Handling charges for purchase of aircraft, flight, equipment, flight equipment spare parts, other property, plant and flight equipment and repairs for aircraft and engines*	Eastern Import & Export	(ii)	(145)	(105)
Repairs and maintenance expense for aircraft and engines	Wheels & Brakes	(ii)	(152)	(176)
	Technologies Aerospace	(ii)	(276)	(252)
	Shanghai P&W	(ii)	(2,538)	(2,049)
	Shanghai Hute	(ii)	(60)	(84)
Supply of cabin cleaning services	Eastern Advertising	(ii)	(22)	(21)
Advertising expense*	Eastern Advertising	(ii)	(23)	(36)
Media royalty fee	Eastern Advertising	(iii)	15	17
Supply of logistics services	Eastern Import & Export	(ii)	(87)	(72)
Supply of system services	China Kaiya	(ii)	(44)	(79)
Supply of food and beverages*	Eastern Air Catering	(i)	(1,254)	(1,054)
	CEA Development	(i)	(72)	(51)
	Eastern Import & Export	(i)	(58)	(50)
Cargo handling income	Eastern Import & Export	(iii)	—	15
Automobile maintenance service, aircraft maintenance, providing transportation automobile and other products*	CEA Development	(ii)	(68)	(86)
Equipment maintenance fee	Collins Aviation	(ii)	(62)	(30)
	CEA Development	(ii)	(53)	(11)
Property management and green maintenance expenses*	CEA Development	(ii)	(75)	(59)
Supply of hotel accommodation service	CEA Development	(ii)	(104)	(91)
Land and building rental*	CEA Holding	(ii)	(54)	(54)
Cargo terminal business support services*	Eastern Logistics	(ii)&(vi)	(281)	—
Bellyhold space management*	Eastern Logistics	(ii)&(vi)	(117)	—
Transfer of the pilots	Eastern Logistics	(ii)&(vi)	(7)	—
Freight logistics support services*	Eastern Logistics	(ii)&(vi)	100	—
Bellyhold container management	Eastern Logistics	(ii)&(vi)	(9)	—
Payments on finance leases*	CES Lease Company	(ii)	(1,997)	(2,721)
Payments on operating leases*	CES Lease Company	(ii)	(25)	—
Disposal of a subsidiary	Eastern Airlines Industry Investment	(v)	1,754	—
Civil aviation information network services**	TravelSky	(ii)	(551)	(590)
Flight training fee	CAE Melbourne	(ii)	(138)	(68)
Flight equipment spare parts maintenance**	CASC	(ii)	(98)	—
Payments on aviation transportation cooperation and support services**	AFK	(ii)	(399)	—
Aviation transportation cooperation and support services**	AFK	(ii)	622	—

(i)	The Group’s pricing policies on products purchased from related parties are mutually agreed between the contract parties.
(ii)	The Group’s pricing policies on services provided by related parties are mutually agreed between the contract parties.
(iii)	The Group’s pricing policies on services provided to related parties are mutually agreed between the contract parties.
(iv)	The Group’s pricing policies on related party interest rates are mutually agreed between the contract parties by reference to the benchmark interest rates.
(v)	The Group’s pricing policies on transfer of equity or disposal of investments are mutually agreed based on the valuation prices.
(vi)	The Group’s related party transactions with Eastern logistics only includes the transactions made after the disposal (note 43).
*	These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Rules Governing the Listing of Securities on the Stock Exchange (the “Listing Rules”).
**	This related party transaction constitutes a continuing connected transaction pursuant to the Rules Governing the Listing of Stocks on the Shanghai Stock Exchange.

Summary of Balances with Related Parties
(c)	Balances with related parties

(i)	Amounts due from related parties

	2017	2016
	RMB million	RMB million
Trade receivables
Eastern Logistics	194	—
Eastern Air Catering	1	—

	195	—

	2017	2016
	RMB million	RMB million
Prepayments and other receivables
Eastern Import & Export	379	536
Technologies Aerospace	10	16
Eastern Air Catering	135	57
Eastern Advertising	29	—
CEA development	2	2
CEA Holding	9	—
TravelSky	5	—
Others	—	5

	569	616

All the amounts due from related parties are trade in nature, interest-free and payable within normal credit terms.

(ii)	Amounts due to related parties

	2017	2016
	RMB million	RMB million
Trade and bills payables
Eastern Import & Export	51	85
Eastern Air Catering	31	37
Technologies Aerospace	105	45
CEA development	25	19
Collins Aviation	1	2
CEA Holding	4	3
CASC	9	18
Shanghai Hute	14	19
Others	1	4

	241	232

Other payables and accruals
Eastern Import & Export	2	240
Shanghai P&W	578	324
Eastern Air Catering	10	166
CEA Holding	302	303
Shanghai Hute	11	20
Technologies Aerospace	1	29
Wheels & Brakes	16	26
CEA Development	50	72
TravelSky	551	963
Eastern Advertising	2	18
CAE Melbourne	316	368
Eastern Investment	269	—
Others	3	5

	2,111	2,534

	2017	2016
	RMB million	RMB million
Obligations under finance leases
CES Lease Company	11,934	5,521

Except for the amounts due to CES Lease Company, which are related to the aircraft under finance leases, all other amounts due to related parties are interest-free and payable within normal credit terms given by trade creditors.

(iii)	Short-term deposits and borrowings with associates and CEA Holding

	Average interest rate
	2017	2016	2017	2016
			RMB million	RMB million
Short-term deposits (included in cash and cash equivalents)
Eastern Air Finance Company	0.35%	0.35%	4,053	1,296
Long-term borrowings (included in borrowings)
CEA Holding	3.48%	3.48%	28	28

Summary of Key Management Compensation

The compensation paid or payable to key management for employee services mainly comprising of salaries and other short-term employee benefits was analyzed as follows:

	2017	2016
	RMB million	RMB million
Directors and supervisors	3	2
Senior management	6	4

	9	6